Acquisition of businesses - Schedule of Non-Significant Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 5,210	$ 5,601
Net cash paid at acquisition date	185	3,833	$ 2,658
Franchised Restaurants
Business Acquisition [Line Items]
Property and equipment	185	16,756	1,471
Identifiable intangible assets	0	4,922	1,347
Goodwill	0	1,224	1,589
Assumed debt	0	0	(77)
Gain on purchase of franchised restaurants	0	(1,708)	(767)
Purchase price	185	21,194	3,563
Seller financing	0	(1,000)	0
Settlement of franchise receivables	0	(16,361)	(905)
Net cash paid at acquisition date	$ 185	$ 3,833	$ 2,658
Puerto Rican Franchisees
Business Acquisition [Line Items]
Property and equipment				$ 14,290